Note 7 - Loans Payable (Details Textual) $ in Millions			1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 21, 2018 USD ($)	Dec. 05, 2018 USD ($)	May 30, 2019 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 21, 2018 TWD ($)	Nov. 19, 2018 USD ($)	Nov. 16, 2018 USD ($)	Nov. 02, 2018 USD ($)	Oct. 19, 2018 USD ($)	Sep. 27, 2018 USD ($)	Sep. 12, 2018 USD ($)	Aug. 29, 2018 USD ($)	Aug. 14, 2018 USD ($)	Sep. 30, 2017 TWD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 TWD ($)
Repayments of Short-term Debt, Total									$ 820,000		$ 160,000
Short-term Debt, Total									7,782,000		$ 7,974,000
CVie Investments [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Total	$ 2,590,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	3,453,000
Debt Payable to Lee's International [Member]
Debt Instrument, Interest Rate, Stated Percentage																4.00%
Debt Instrument, Face Amount																$ 3,500,000
Repayments of Short-term Debt, Total				$ 50,000				$ 450,000
Short-term Debt, Total									3,000,000
Debt Payable to Lee's International [Member] | Debt Maturing April 2019 [Member]
Debt Instrument, Face Amount																500,000
Debt Payable to Lee's International [Member] | Debt Maturing September 2019 [Member]
Debt Instrument, Face Amount																300,000
Debt Payable to Lee's International [Member] | Debt Maturing October 2019 [Member]
Debt Instrument, Face Amount																200,000
Debt Payable to Lee's International [Member] | Debt Maturing November 2019 [Member]
Debt Instrument, Face Amount																$ 2,500,000
Debt Payable to Lee's International [Member] | CVie Investments [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	3,500,000													$ 106.2
Loan payable to Bank Direct Capital Finance [Member]
Loans Payable to Bank, Total									400,000
Loan payable to Bank Direct Capital Finance [Member] | Loans Payable [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.35%
Debt Instrument, Face Amount			$ 700,000
Debt Instrument, Periodic Payment, Total			$ 80,000
Loan Payable Obligation Converted to LPH II [Member]
Debt Conversion, Original Debt, Amount	6,000,000
LPH [Member]
Proceeds from Issuance of Debt					$ 1,000,000	$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage											6.00%		6.00%
Debt Instrument, Face Amount		$ 600,000													$ 350,000		$ 500,000	$ 430,000	$ 500,000	$ 500,000	$ 480,000	$ 300,000
Short-term Debt, Total	6,000,000
LPH [Member] | Loan Payable Obligation Converted to LPH II [Member] | Debt Issued on January 2018 [Member]
Debt Conversion, Original Debt, Amount		1,500,000
LPH [Member] | Loan Payable Obligation Converted to LPH II [Member] | Debt Issued on March 2018 [Member]
Debt Conversion, Original Debt, Amount		$ 1,000,000
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Percent of Pledged Deposits Required							110.00%				110.00%		110.00%										110.00%
Line of Credit, Current									$ 4,500,000		$ 4,500,000		$ 138.0
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member] | Taipei Interbank Offer Rate (TAIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate							0.91%				0.91%
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member] | CVie Investments [Member]
Line of Credit Facility, Maximum Borrowing Capacity							$ 5,840,000																$ 180.0	$ 2,900,000	$ 90.0
O-Bank Co., Ltd. [Member] | CVie Investments [Member] | Revolving Credit Facility [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Total	$ 4,500,000				$ 4,500,000									$ 138.0